S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 29, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Par Chadha
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	managing member of HGM, the sole managing member of our sponsor, and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor